Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period					3 years
Amortization Of Intangible Assets	$ 60	$ 84	$ 121	$ 168	$ 305	$ 338
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	241		241		241
Finite-Lived Intangible Assets, Amortization Expense, Year Two	203		203		185
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4		4		4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2		2		2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	2		2		2
Finite-Lived Intangible Assets, Amortization Expense, After Year Five	12		12		12
Amortized Licenses Write Off					$ 481
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years		3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years		15 years